Christopher J. Madin Vice President, Corporate Counsel Pruco Life Insurance Company 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com

May 3, 2021

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Pruco Life Variable Universal Account (Registration No. 333-237297)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 1; and (ii) that the text of Post-Effective Amendment No. 1 was filed electronically on April 19, 2021 (Accession No. 0000851693-21-000042).

/s/ Christopher J. Madin

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company

via EDGAR